Earnings per Share ("EPS") and Diluted Earnings per Share ("Diluted EPS") - Summary of Share Purchase Options and Share Purchase Warrants Excluded From Computation of Diluted Earnings Per Share (Detail) - shares shares in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [line items]
Share options not included in calculation of diluted earnings per share	10,000	10,000
Share purchase warrants [member]
Earnings per share [line items]
Share options not included in calculation of diluted earnings per share	10,000	10,000